RELATED PARTY TRANSACTIONS - Components of Net Increase (Decrease) in IAC Investment in IAC Holdings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Taxes	$ 60,489	$ (13,200)	$ 155,402
IAC
Related Party Transaction [Line Items]
Cash transfers (from) to Old IAC related to its centrally managed U.S. treasury function, acquisitions and cash expenses paid by Old IAC on behalf of IAC Holdings, Inc., net	(182,382)	215,993	(21,058)
Taxes	(1,874)	1,120	44,798
Interest income, net	420	325	23,656
Allocation of costs from Old IAC	(80,143)	(71,977)	(62,180)
Net (increase) decrease in Old IAC's investment in IAC Holdings, Inc.	$ (263,979)	$ 145,461	$ (14,784)